Earnout - Assumptions used in the valuation (Details) - $ / shares		12 Months Ended
	Jul. 14, 2021	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Fair value of common stock (per share)	$ 8.56	$ 5.37
Expected volatility	70.00%	70.00%
Risk-free interest rate	0.85%	1.19%
Expected dividend yield	0.00%	0.00%
Expected option term (in years)	5 years	4 years 6 months 14 days